Other balance sheet accounts - prepaid and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses and other current assets
Royalties	$ 747	$ 490
Software subscriptions	1,699	1,414
Research tax credit	1,023	804
Unbilled revenue	782	244
Prepaid rent	27	41
Prepaid insurance	477	510
Prepaid sales and marketing events	504	1,191
Other assets	3,052	1,865
Total other current assets	8,311	6,559
Non-current assets:
Research tax credit	2,002	2,684
Deposits	845	299
Royalties	197	90
Other non-current assets	93	16
Total other non-current assets	$ 3,137	$ 3,089